UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

Smith Barney Muni Funds

Georgia and Pennsylvania Portfolios

FORM N-Q

DECEMBER 31, 2005

GEORGIA PORTFOLIO

Schedules of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 98.7%
Education - 9.7%
		Private Colleges & Universities Authority Revenue:
$2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (a)	$2,127,480
500,000	Baa2(b)	Mercer University Project, 5.750% due 10/1/21	540,860
1,000,000	A	Savannah, GA, EDA, Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20 (a)	1,102,210
1,000,000	A	University of the Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/24	1,085,710

		Total Education	4,856,260

Escrowed to Maturity (c) - 5.7%
265,000	AAA	Clarke County, GA, Hospital Authority Revenue, MBIA-Insured, 9.875% due 1/1/06	265,000
		Cobb County, GA, Kennestone Hospital Authority Revenue:
230,000	Aaa(b)	9.500% due 2/1/08	244,460
370,000	AAA	Certificates Series 86A, MBIA-Insured, 7.750% due 2/1/07	375,247
110,000	AAA	Columbia County, GA, Water & Sewer Revenue, MBIA-Insured, 9.750% due 12/1/08	120,582
895,000	AAA	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (d)	984,473
300,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	336,657
290,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14 (d)	330,879
185,000	AAA	Tri-City Hospital Authority Revenue, Certificates of Anticipation, South Fulton Hospital, FGIC-Insured, 10.250% due 7/1/06 (d)	191,164

		Total Escrowed to Maturity	2,848,462

Finance - 1.0%
500,000	NR	Virgin Islands PFA Revenue, Subordinated Lien, Series E, 6.000% due 10/1/22	529,345

General Obligation - 5.6%
1,000,000	AAA	Georgia State, GO, Series B, 5.750% due 8/1/17 (a)	1,171,960
1,000,000	AAA	Habersham County, GA, School District, MBIA-Insured, 5.000% due 4/1/22	1,074,580
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	546,710

		Total General Obligation	2,793,250

Hospitals - 8.9%
1,000,000	A-	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,088,120
1,000,000	Aaa(b)	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, 6.100% due 2/1/24 (a)	1,103,330
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,003,240
1,175,000	Aaa(b)	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21 (a)	1,258,942

		Total Hospitals	4,453,632

Housing: Multi-Family - 7.5%
500,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, FSA-Insured, 6.125% due 3/1/17 (e)	517,250
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,092,930
1,000,000	Aa2(b)	De Kalb County Housing Authority, MFH Revenue, Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (e)	1,073,430

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family (continued)
$1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (e)	$1,093,460

		Total Housing: Multi-Family	3,777,070

Housing: Single-Family - 0.8%
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (e)	304,050
95,000	AAA	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (e)	95,885

		Total Housing: Single-Family	399,935

Miscellaneous - 3.4%
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26 (a)	1,170,050
500,000	BBB-	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	514,935

		Total Miscellaneous	1,684,985

Pollution Control - 10.5%
1,000,000	Ba2(b)	Effingham County, GA, IDA, PCR, Georgia-Pacific Corp. Project, 6.500% due 6/1/31	1,031,550
500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	577,930
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (a)(e)	2,120,740
1,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (e)	1,005,020
500,000	Baa3(b)	Savannah, GA, EDA, PCR, Union Camp Corp. Project, 6.150% due 3/1/17	559,580

		Total Pollution Control	5,294,820

Pre-Refunded (f) - 17.8%
1,000,000	AAA	Atlanta, GA, Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26	1,086,850
500,000	AA	Clayton County, GA, Water & Sewer Revenue, Call 5/1/11 @ 101, 5.625% due 5/1/20	554,290
1,000,000	AAA	Fulton County, GA, Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (e)	1,067,910
660,000	BBB(g)	Fulton County, GA, Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24	737,022
		Private Colleges & Universities Authority Revenue, Emory University Project, Series A:
2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31 (a)	2,164,580
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24	1,095,510
1,000,000	AAA	Rockdale County, GA, Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25	1,086,850
1,000,000	NR	Savannah, GA, EDA, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.800% due 10/1/19 (a)	1,122,810

		Total Pre-Refunded	8,915,822

Public Facilities - 6.4%
1,000,000	Aaa(b)	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,078,430
1,000,000	AAA	Association County Commissioners of Georgia Leasing Program, COP, Rockdale County Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	1,082,680

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Public Facilities (continued)
$1,000,000	AAA	Fulton County Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	$1,068,400

		Total Public Facilities	3,229,510

Transportation - 2.9%
1,000,000	AAA	Atlanta, GA, Airport Passenger Facilities Charge Revenue, Series J, FSA-Insured, 5.000% due 1/1/34	1,034,380
250,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series P, AMBAC-Insured, 6.250% due 7/1/20	296,865
200,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (e)	150,502

		Total Transportation	1,481,747

Utilities - 1.4%
500,000	AAA	Georgia Municipal Electric Authority, Power Revenue, Series EE, AMBAC-Insured, 7.250% due 1/1/24	690,405

Water and Sewer - 17.1%
		Atlanta, GA, Water & Wastewater Revenue:
2,000,000	AAA	FSA-Insured, 5.000% due 11/1/34 (a)	2,085,340
		Series A:
1,000,000	AAA	FGIC-Insured, 5.500% due 11/1/19 (a)	1,137,460
1,000,000	AAA	MBIA-Insured, 5.500% due 11/1/27 (a)	1,169,740
500,000	A+	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (e)	518,525
1,000,000	AAA	Columbia County, GA, Water & Sewer Revenue, FGIC-Insured, 5.500% due 6/1/25	1,066,240
1,000,000	AAA	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,055,940
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20 (h)	928,820
10,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14	11,392
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	600,530

		Total Water and Sewer	8,573,987

		TOTAL INVESTMENTS - 98.7% (Cost - $45,687,757#)	49,529,230
		Other Assets in Excess of Liabilities - 1.3%	662,849

		TOTAL NET ASSETS - 100.0%	$50,192,079

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rating by Moody’s Investors Service.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Rating by Fitch Ratings Service.

(h)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	- American Capital Assurance
AMBAC	- Ambac Assurance Corporation
COP	- Certificate of Participation

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

EDA	- Economic Development Authority
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
MBIA	- Municipal Bond Investors Assurance Corporation
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue
PFA	- Public Finance Authority

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 98.2%
Education - 16.6%
$1,000,000	BBB-	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	$1,067,230
1,255,000	AAA	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC-Insured, 5.500% due 3/1/25 (a)	1,350,367
		Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC-Insured:
1,000,000	Aaa(b)	5.125% due 5/1/22	1,054,810
1,000,000	Aaa(b)	5.375% due 7/1/30	1,065,350
1,000,000	Aaa(b)	5.250% due 5/1/32	1,047,530
1,000,000	AAA	Pennsylvania State Higher Educational Facilities Authority Revenue, Clarion University Foundation Inc., Series A, XLCA-Insured, 5.250% due 7/1/18	1,081,540
1,000,000	AA	Pennsylvania State University, 5.000% due 9/1/35	1,047,530
1,000,000	AAA	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, MBIA-Insured, 5.000% due 4/1/22	1,049,430
2,000,000	AA+	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20 (a)	2,156,400

		Total Education	10,920,187

Escrowed to Maturity (c) - 6.6%
215,000	NR	Allegheny County, PA, Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09	226,419
495,000	AAA	Bristol Township, PA, Authority Sewer Revenue, MBIA-Insured, 10.125% due 4/1/09	549,594
1,305,000	AAA	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (a)	1,455,179
110,000	AAA	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13	120,951
810,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (d)	944,695
170,000	Aaa(b)	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13	196,989
155,000	NR	Pennsylvania HFA, 7.750% due 12/1/07	163,528
145,000	AAA	West Chester, PA, Sewer Revenue, 9.750% due 5/1/07	152,141
		Westmoreland County, PA, Municipal Authority:
335,000	AAA	Special Obligation, 9.125% due 7/1/10	362,661
120,000	Aaa(b)	Water Revenue, 8.625% due 7/1/10	134,520
45,000	AAA	York, PA, GO, AMBAC-Insured, 8.875% due 6/1/06	46,004

		Total Escrowed to Maturity	4,352,681

Finance - 3.4%
1,000,000	AAA	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	1,157,930
1,000,000	BBB	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24	1,116,080

		Total Finance	2,274,010

General Obligation - 7.5%
1,000,000	AAA	Armstrong County, PA, GO, MBIA-Insured, 5.400% due 6/1/31	1,057,450
1,000,000	AAA	Greater Johnstown, PA, School District GO, Series B, MBIA-Insured, 5.500% due 8/1/18	1,086,860
1,000,000	Aaa(b)	Luzerne County, PA, GO, Series A, MBIA-Insured, 5.250% due 11/15/18	1,080,300
1,660,000	AAA	Pittsburgh, PA, GO, Series A, AMBAC-Insured, 5.250% due 9/1/22 (a)	1,745,307

		Total General Obligation	4,969,917

Hospitals - 11.3%
1,000,000	BBB	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	1,005,580
1,000,000	A+	Horizon Hospital Systems Authority, Hospital Revenue, Horizon Hospital Systems Inc., 6.350% due 5/15/26	1,029,430

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals (continued)
$500,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	$537,695
1,000,000	AA	Mifflin County, PA, Hospital Authority Revenue, Radian-Insured, 6.200% due 7/1/30	1,086,950
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Series A, UPMC Health Systems, 6.000% due 1/15/31	1,094,630
525,000	AA	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	540,031
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,078,483
1,000,000	A	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, Series B, 5.500% due 11/15/24	1,079,940

		Total Hospitals	7,452,739

Housing: Single-Family - 3.0%
		Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage:
570,000	Aaa(b)	Series FF-2, GNMA-Collateralized, 6.000% due 11/1/31 (e)	587,955
740,000	Aaa(b)	Series II-2, GNMA-Collateralized, 5.900% due 11/1/32 (e)	772,671
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (e)	618,235

		Total Housing: Single-Family	1,978,861

Industrial Development - 2.4%
500,000	AAA	Philadelphia, PA, Authority for IDR, Series B, AMBAC-Insured, 5.250% due 7/1/31 (a)	525,210
1,000,000	AAA	Philadelphia, PA, Authority for Industrial Development, Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,080,400

		Total Industrial Development	1,605,610

Life Care Systems - 8.3%
1,260,000	AA	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian-Insured, 6.000% due 8/15/23 (a)	1,343,021
1,100,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,153,790
1,650,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, 7.625% due 5/1/31 (a)	1,786,208
500,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	90,000
1,000,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,074,860

		Total Life Care Systems	5,447,879

Miscellaneous - 6.9%
500,000	A-(g)	Allegheny County, PA, Redevelopment Authority, Tax Increment Revenue, Waterfront Project, Series A, 6.300% due 12/15/18	545,820
1,500,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25 (a)	1,364,175
1,560,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25 (a)	1,588,876
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue, Neighborhood Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,049,120

		Total Miscellaneous	4,547,991

Pollution Control - 3.1%
1,000,000	BB+	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, Series A, 6.200% due 7/1/19	1,043,280

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pollution Control (continued)
$1,000,000	BB-	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (e)	$1,003,120

		Total Pollution Control	2,046,400

Pre-Refunded - 22.1%
		Allegheny County, PA:
1,000,000	AAA	GO, Series C-52, FGIC-Insured, Call 5/1/11@ 100, 5.250% due 11/1/21 (h)	1,084,760
500,000	AAA	Hospital Development Authority Revenue, Allegheny General Hospital Project, Series A, MBIA-Insured, Call 9/1/07 @ 100, 6.250% due 9/1/20 (d)(h)	523,960
1,000,000	AAA	Dauphin County, PA, GO, AMBAC- Insured, Call 5/15/11@ 100, 5.125% due 11/15/22 (h)	1,079,270
570,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, Call 7/1/13 @ 100, 5.250% due 7/1/18 (h)	626,156
1,000,000	Aaa(b)	Erie, PA, Sewer Authority Revenue, MBIA-Insured, Call 6/1/10 @ 100, 6.000% due 6/1/21 (h)	1,104,650
		Harrisburg, PA:
1,000,000	AAA	Authority Resource Recovery Facility Revenue, Series A, FSA-Insured, Call 9/1/10 @ 100, 5.500% due 9/1/25 (h)	1,088,770
1,280,000	NR	Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (a)(h)	1,457,895
1,000,000	AAA	Pennsylvania State GO, First Series, Call 2/1/12 @ 100, 5.250% due 2/1/19 (h)	1,091,530
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Drexel University, Call 5/1/09 @ 100, 6.000% due 5/1/29 (h)	1,081,950
		Pennsylvania State Turnpike Commission, AMBAC-Insured, Call 7/15/11 @ 101:
1,500,000	AAA	5.000% due 7/15/21 (a)(h)	1,622,985
1,500,000	AAA	5.500% due 7/15/32 (a)(h)	1,660,365
1,000,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31 (h)	1,102,200
1,000,000	AAA	Plum Boro, PA, School District GO, FGIC-Insured, Call 9/15/11 @ 100, 5.250% due 9/15/30	1,088,510

		Total Pre-Refunded	14,613,001

Transportation - 4.1%
		Delaware River Joint Toll Bridge Commission, Bridge Revenue:
430,000	A-	5.250% due 7/1/18	461,609
410,000	AAA	Series A, MBIA-Insured, 5.000% due 7/1/25	433,477
1,500,000	AAA	Delaware River Port Authority Pennsylvania & New Jersey, RITES, PA-964, FSA-Insured, 6.478% due 1/1/10 (a)(i)	1,782,630

		Total Transportation	2,677,716

Water and Sewer - 2.9%
1,750,000	AAA	Allegheny County, PA, Sanitation Authority, Sewer Revenue, MBIA- Insured, 5.375% due 12/1/17 (a)	1,906,590

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $61,560,372)	64,793,582

FACE AMOUNT		SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.3%
Hospital - 0.3%
200,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.700%, 1/3/06 (j) (Cost - $200,000)	200,000

		TOTAL INVESTMENTS - 98.5% (Cost - $61,760,372#)	64,993,582
		Other Assets in Excess of Liabilities - 1.5%	1,005,218

		TOTAL NET ASSETS - 100.0%	$65,998,800

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rating by Moody’s Investors Service.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is currently in default.

(g)	Rating by Fitch Ratings Service.

(h)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Residual interest tax-exempt securities - coupon varies inversely with level of short-term tax-exempt interest rates.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	- Ambac Assurance Corporation
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
MBIA	- Municipal Bond Investors Assurance Corporation
Radian	– Radian Assets Assurance
RITES	- Residual Interest Tax-Exempt Securities
SPA	- Standby Bond Purchase Agreement
XLCA	- XL Capital Assurance Inc.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Georgia Portfolio and Pennsylvania Portfolio (the “Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, they are subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Georgia and Pennsylvania, respectively.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Georgia Portfolio	$3,937,020	$(95,547)	$3,841,473
Pennsylvania Portfolio	3,767,643	(534,433)	3,233,210

At December 31, 2005, the Funds had the following open futures contracts:

Georgia Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S Treasury Bonds	150	3/06	$16,824,609	$17,128,125	$(303,516)

Pennsylvania Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	190	3/06	$21,311,172	$21,695,625	$(384,453)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date: March 1, 2006

By	/S/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date: March 1, 2006